RELATED PARTIES - TRANSACTIONS AND BALANCES: (Schedule of Transactions with Related Parties) (Details) - Board of Directors and the Chief Executive Officer [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Payroll expenses	$ 218	$ 316	$ 271	$ 641
Director fee	$ 87	$ 74	$ 155	$ 172